Right of Use Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Summary of Right of Use Assets Recognized in Consolidated Balance Sheets

16(a)Amounts recognized in the consolidated balance sheets

	As of December 31,	As of December 31,
	2021	2020
Right of use assets	US$’000	US$’000
Land	2,533	2,843
Buildings	690	281
Motor vehicle and other asset	135	47
Office equipment	35	77
	3,393	3,248

Summary of Lease Expenses Recognized in Consolidated Income Statements

	2021	2020
Depreciation charge of right of use assets	US$’000	US$’000
Land	289	280
Buildings	286	278
Motor vehicle and other asset	53	38
Office equipment	33	25
	661	621

Interest expenses (included in finance cost)	70	79
Expenses relating to short-term leases	3	7
Expenses relating to lease of low-value assets that are not short-term leases	3	10